Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 55.2%
United States – 55.2%
U.S. Treasury Notes 0.125%, 08/31/2022(a)	U.S.$	59,365	$59,309,146
0.125%, 08/31/2023		3,984	3,949,338
0.375%, 11/30/2025		96	92,665
0.75%, 08/31/2026		2,178	2,130,356
2.875%, 09/30/2023		65,215	67,701,322

Total Governments - Treasuries (cost $133,818,622)			133,182,827

ASSET-BACKED SECURITIES – 7.9%
Autos - Fixed Rate – 4.2%
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	186,626
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		622	620,889
CPS Auto Receivables Trust Series 2020-C, Class B 1.01%, 01/15/2025(b)		516	516,753
Series 2021-A, Class C 0.83%, 09/15/2026(b)		635	630,494
Series 2021-B, Class C 1.23%, 03/15/2027(b)		389	385,586
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(b)		371	365,306
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		220	220,320
DT Auto Owner Trust Series 2021-2A, Class C 1.10%, 02/16/2027(b)		185	183,498
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32%, 07/15/2025		477	479,114
Series 2021-1A, Class C 0.74%, 01/15/2026		540	538,230
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(b)		650	668,535
Series 2021-1A, Class C 1.17%, 03/15/2027(b)		351	347,020
Flagship Credit Auto Trust Series 2019-4, Class B 2.53%, 11/17/2025(b)		590	595,547
Series 2020-4, Class C 1.28%, 02/16/2027(b)		615	613,893
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(b)		202	200,872

	Principal Amount (000)		U.S. $ Value

Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(b)	U.S.$	229	$225,815
JPMorgan Chase Bank NA - CACLN Series 2020-1, Class C 1.389%, 01/25/2028(b)		346	347,366
Series 2020-2, Class D 1.487%, 02/25/2028(b)		143	143,407
Series 2021-1, Class B 0.875%, 09/25/2028(b)		611	608,673
Series 2021-2, Class B 0.889%, 12/26/2028(b)		487	484,264
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(b)		727	719,425
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	425,232
Westlake Automobile Receivables Trust Series 2020-3A, Class C 1.24%, 11/17/2025(b)		657	658,242

			10,165,107

Other ABS - Fixed Rate – 3.4%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(b)		206	206,498
Series 2021-A, Class A 0.88%, 08/15/2025(b)		479	479,110
Series 2021-B, Class B 1.24%, 08/17/2026(b)		198	195,826
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		211	210,639
Atalaya Equipment Leasing Trust Series 2021-1A, Class A1 0.326%, 11/15/2022(b)		200	199,743
Series 2021-1A, Class A2 1.23%, 05/15/2026(b)		530	528,968
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(b)		811	804,306
CAJUN Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		103	102,569
College Ave Student Loans LLC Series 2021-C, Class A2 2.32%, 07/26/2055(b)		500	499,716
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(b)		626	625,259

	Principal Amount (000)		U.S. $ Value

Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)	U.S.$	78	$77,844
Crossroads Asset Trust Series 2021-A, Class B 1.12%, 06/20/2025(b)		172	170,921
Dext ABS LLC Series 2021-1, Class A 1.12%, 02/15/2028(b)		728	725,597
FREED ABS Trust Series 2021-2, Class A 0.68%, 06/19/2028(b)		216	215,970
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		867	956,909
MVW LLC Series 2021-2A, Class A 1.43%, 05/20/2039(b)		569	562,265
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		225	225,623
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32%, 04/20/2062(b)		488	479,831
Series 2021-DA, Class AFX 1.63%, 04/20/2062(b)		155	154,447
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		273	273,920
Series 2021-1, Class A 0.87%, 03/20/2031(b)		119	118,930
Series 2021-3, Class B 0.83%, 07/20/2031(b)		443	441,734

			8,256,625

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		555	558,295
Mission Lane Credit Card Master Trust Series 2021-A, Class B 1.59%, 09/15/2026(b)		142	140,974

			699,269

Total Asset-Backed Securities (cost $19,170,806)			19,121,001

CORPORATES - INVESTMENT GRADE – 7.1%
Financial Institutions – 4.0%
Banking – 2.5%
Bank of America Corp. 1.734%, 07/22/2027		790	784,035

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 3.106%, 04/08/2026	U.S.$	346	$362,757
3.142%, 01/24/2023		650	650,858
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	303,536
Credicorp Ltd. 2.75%, 06/17/2025(b)		389	393,814
Danske Bank A/S 3.244%, 12/20/2025(b)		525	546,021
Deutsche Bank AG/New York NY 3.95%, 02/27/2023		234	241,355
Goldman Sachs Group, Inc. (The) 3.75%, 05/22/2025		222	236,972
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022		1,000	1,005,000
NatWest Markets PLC 3.625%, 09/29/2022(b)		825	843,298
Standard Chartered PLC 0.991%, 01/12/2025(b)		621	614,361
UBS AG/London 1.75%, 04/21/2022(b)		212	212,522

			6,194,529

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026		595	599,469
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(b)		397	387,635
5.50%, 12/15/2024(b)		65	71,143
Azure Orbit IV International Finance Ltd. 3.75%, 01/25/2023(b)		900	918,981

			1,977,228

Insurance – 0.3%
Metropolitan Life Global Funding I 2.40%, 06/17/2022(b)		650	655,993

REITs – 0.4%
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		441	467,971
Vornado Realty LP 2.15%, 06/01/2026		426	426,912

			894,883

			9,722,633

Industrial – 3.1%
Capital Goods – 0.1%
John Deere Capital Corp. 3.20%, 01/10/2022		236	236,113

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Walt Disney Co., (The) 3.35%, 03/24/2025	U.S.$	561	$597,819

Consumer Cyclical - Automotive – 0.3%
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(b)		585	612,986

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	393,479
3.20%, 08/08/2024		227	230,680

			624,159

Consumer Non-Cyclical – 1.0%
BAT International Finance PLC 1.668%, 03/25/2026		740	727,257
Cencosud SA 5.15%, 02/12/2025(b)		481	518,518
Merck & Co., Inc. 1.70%, 06/10/2027		736	740,902
Sigma Alimentos SA de CV 4.125%, 05/02/2026(b)		491	519,478

			2,506,155

Energy – 0.3%
Continental Resources, Inc./OK 2.268%, 11/15/2026(b)		618	613,699

Services – 0.1%
Expedia Group, Inc. 4.625%, 08/01/2027		168	187,745

Technology – 0.7%
Baidu, Inc. 1.625%, 02/23/2027		397	385,709
International Business Machines Corp. 2.85%, 05/13/2022		675	680,967
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(b)		641	625,078

			1,691,754

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025		279	309,938

			7,380,368

Total Corporates - Investment Grade (cost $17,092,213)			17,103,001

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.5%
Non-Agency Fixed Rate CMBS – 3.3%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		185	168,332

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683%, 09/10/2045(b)	U.S.$	600	$606,319
Series 2013-GC11, Class AS 3.422%, 04/10/2046		771	786,162
Series 2013-GC11, Class B 3.732%, 04/10/2046		350	356,486
Series 2013-GC15, Class C 5.178%, 09/10/2046		516	529,537
Commercial Mortgage Trust Series 2014-UBS4, Class A5 3.694%, 08/10/2047		750	787,481
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.158%, 08/10/2044(b)		578	580,335
Series 2012-GCJ7, Class AS 4.085%, 05/10/2045		500	502,627
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		518	525,144
Series 2015-GC28, Class A5 3.396%, 02/10/2048		500	524,220
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(c) (d)		143	141,368
Series 2021-1, Class A2 2.435%, 08/15/2026(c) (d)		289	292,709
Series 2021-1, Class AS 2.638%, 08/15/2026(c) (d)		18	18,109
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class C 4.624%, 10/15/2045(b)		355	356,962
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		501	506,878
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.086%, 07/15/2049(b)		58	59,896
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A3 2.533%, 12/10/2045		493	494,796
Series 2013-C5, Class C 4.08%, 03/10/2046(b)		505	500,103
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		64	63,494

			7,800,958

Non-Agency Floating Rate CMBS – 3.0%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.11% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (e)		113	113,365

	Principal Amount (000)		U.S. $ Value

BBCMS Mortgage Trust Series 2020-BID, Class A 2.25% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (e)	U.S.$	546	$547,535
BCP Trust Series 2021-330N, Class A 0.909% (LIBOR 1 Month + 0.80%), 06/15/2038(b) (e)		103	101,644
BFLD Trust Series 2021-FPM, Class A 1.71% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (e)		795	794,522
CLNY Trust Series 2019-IKPR, Class D 2.135% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (e)		180	178,645
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.134% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (e)		297	296,146
DROP Mortgage Trust Series 2021-FILE, Class A 1.26% (LIBOR 1 Month + 1.15%), 04/15/2026(b) (e)		570	570,173
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 1.36% (LIBOR 1 Month + 1.25%), 02/15/2038(b) (e)		469	468,796
Great Wolf Trust Series 2019-WOLF, Class A 1.144% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (e)		700	699,148
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.31% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (e)		503	502,192
Series 2019-SMP, Class A 1.26% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (e)		250	249,696
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(d)		470	480,251
Invitation Homes Trust Series 2018-SFR1, Class C 1.359% (LIBOR 1 Month + 1.25%), 03/17/2037(b) (e)		880	878,578
Series 2018-SFR3, Class A 1.109% (LIBOR 1 Month + 1.00%), 07/17/2037(b) (e)		51	51,392
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 3.16% (LIBOR 1 Month + 3.05%), 05/15/2036(b) (e)		365	329,916

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.61% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (e)	U.S.$	166	$165,647
VASA Trust Series 2021-VASA, Class A 1.01% (LIBOR 1 Month + 0.90%), 07/15/2039(b) (e)		830	826,543

			7,254,189

Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1 2.871%, 02/25/2023		507	515,287
Government National Mortgage Association Series 2006-51, Class IO 0.961%, 08/16/2046(f)		335	830

			516,117

Total Commercial Mortgage-Backed Securities (cost $15,729,423)			15,571,264

INFLATION-LINKED SECURITIES – 4.9%
United States – 4.9%
U.S. Treasury Inflation Index 0.125%, 10/15/2024 (TIPS)		2,566	2,740,675
0.25%, 01/15/2025 (TIPS)		1,713	1,835,211
0.625%, 01/15/2026 (TIPS)		6,588	7,239,969

Total Inflation-Linked Securities (cost $11,793,486)			11,815,855

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%
Risk Share Floating Rate – 3.5%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 03/25/2029(b) (e)		317	317,410
Series 2019-3A, Class M1B 1.702% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (e)		222	221,530
Series 2021-1A, Class M1B 2.25% (SOFR + 2.20%), 03/25/2031(b) (e)		684	690,167
Series 2021-2A, Class M1A 1.25% (SOFR + 1.20%), 06/25/2031(b) (e)		368	367,236
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(b) (e)		480	476,781

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1 0.80% (SOFR + 0.75%), 10/25/2041(b) (e)	U.S.$	194	$194,178
Series 2021-R03, Class 1M1 0.90% (SOFR + 0.85%), 12/25/2041(b) (e)		761	760,242
Eagle Re Ltd. Series 2020-1, Class M1A 1.002% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (e)		375	372,982
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(e)		147	149,423
Series 2020-DNA6, Class M1 0.95% (SOFR + 0.90%), 12/25/2050(b) (e)		38	38,450
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(b) (e)		199	199,772
Series 2021-DNA6, Class M1 0.85% (SOFR + 0.80%), 10/25/2041(b) (e)		399	398,389
Series 2021-DNA7, Class M1 0.90% (SOFR + 0.85%), 11/25/2041(b) (e)		754	754,045
Series 2021-HQA4, Class M1 1.00% (SOFR + 0.95%), 12/25/2041(b) (e)		481	480,966
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		236	246,137
Series 2015-C01, Class 1M2 4.403% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		57	58,501
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		15	14,900
Series 2016-C06, Class 1M2 4.353% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		146	150,660
Series 2021-R02, Class 2M1 0.95% (SOFR + 0.90%), 11/25/2041(b) (e)		705	705,620
Home Re Ltd. Series 2020-1, Class M1B 3.352% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (e)		234	234,432

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class M1A 1.152% (LIBOR 1 Month + 1.05%), 07/25/2033(b) (e)	U.S.$	754	$753,036
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (e)		91	90,287
Series 2019-3R, Class A 2.802% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (e)		34	33,814
Radnor Re Ltd. Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (e)		192	191,559
Series 2019-2, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (e)		187	186,661
Series 2020-1, Class M1A 1.052% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (e)		185	183,365
Triangle Re Ltd. Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(b) (e)		297	297,058

			8,567,601

Non-Agency Floating Rate – 0.5%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.202% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (e)		72	72,796
Mello Warehouse Securitization Trust Series 2020-1, Class A 1.002% (LIBOR 1 Month + 0.90%), 10/25/2053(b) (e)		514	513,701
Series 2021-1, Class A 0.789% (LIBOR 1 Month + 0.70%), 02/25/2055(b) (e)		346	345,657
Provident Funding Mortgage Warehouse Securitization Trust Series 2021-1, Class A 0.802% (LIBOR 1 Month + 0.70%), 02/25/2055(b) (e)		396	393,456

			1,325,610

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 0.61% (LIBOR 1 Month + 0.50%), 06/15/2039(e)		320	323,462
Series 4286, Class VF 0.56% (LIBOR 1 Month + 0.45%), 12/15/2043(e)		271	274,133

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2013-57, Class FN 0.452% (LIBOR 1 Month + 0.35%), 06/25/2043(e)	U.S.$	209	$209,703
Series 2014-49, Class AF 0.406% (LIBOR 1 Month + 0.32%), 08/25/2044(e)		366	365,525

			1,172,823

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		347	352,512
Federal National Mortgage Association REMICs Series 2014-54, Class LA 3.00%, 02/25/2044		24	24,336

			376,848

Total Collateralized Mortgage Obligations (cost $11,441,127)			11,442,882

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 1.29% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (e)		686	685,268
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (e)		320	320,209
Elevation CLO Ltd. Series 2020-11A, Class C 2.324% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (e)		250	242,867
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 1.202% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (e)		453	451,084
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 1.21% (LIBOR 3 Month + 1.12%), 07/25/2034(b) (e)		739	738,648
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-42A, Class A 1.222% (LIBOR 3 Month + 1.10%), 07/16/2035(b) (e)		799	797,268

	Principal Amount (000)		U.S. $ Value

OCP CLO Ltd. Series 2020-18A, Class AR 1.222% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (e)	U.S.$	590	$590,340
Rad CLO 2 Ltd. Series 2018-2A, Class AR 1.204% (LIBOR 3 Month + 1.08%), 10/15/2031(b) (e)		614	614,857
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (e)		130	126,023

Total Collateralized Loan Obligations (cost $4,582,291)			4,566,564

AGENCIES – 1.7%
Agency Debentures – 1.7%
Federal Home Loan Banks 1.375%, 02/17/2023		750	758,051
2.50%, 02/13/2024		445	461,069
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000	1,987,207
Federal National Mortgage Association 2.50%, 02/05/2024		810	838,820

Total Agencies (cost $4,001,356)			4,045,147

MORTGAGE PASS-THROUGHS – 0.9%
Agency Fixed Rate 30-Year – 0.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		869	928,329
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		709	795,097
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		35	39,727
Series 2009 5.00%, 10/15/2039		268	301,105

			2,064,258

Agency Fixed Rate 15-Year – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		30	31,182
6.50%, 03/01/2026		47	48,887

			80,069

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 1.563% (LIBOR 6 Month + 1.31%), 01/01/2037(e)		1	903

	Principal Amount (000)		U.S. $ Value

Total Mortgage Pass-Throughs (cost $2,083,990)			$2,145,230

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.7%
United States – 0.7%
City of New York NY Series 2021-D 0.982%, 08/01/2025	U.S.$	740	730,380
New Jersey Turnpike Authority Series 2021-B 1.047%, 01/01/2026		125	121,862
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		280	281,492
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		568	581,220

Total Local Governments - US Municipal Bonds (cost $1,719,694)			1,714,954

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
China – 0.2%
Sinopec Group Overseas Development Ltd. 2.50%, 08/08/2024(b) (cost $515,341)		516	530,598

SHORT-TERM INVESTMENTS – 3.0%
U.S. Treasury Bills – 3.0%
U.S. Treasury Bill Zero Coupon, 02/17/2022-09/08/2022 (cost $7,189,462)		7,191	7,186,487

Total Investments – 94.7% (cost $229,137,811)(g)			228,425,810
Other assets less liabilities – 5.3%			12,720,381

Net Assets – 100.0%			$241,146,191

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	18	March 2022	$2,635,875	$37,538
U.S. T-Note 2 Yr (CBT) Futures	404	March 2022	88,141,438	(95,465)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	76	March 2022	9,194,219	(82)

				$(58,009)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,830	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	$(22,464)	$—	$(22,464)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	363	$33,910	$24,156	$9,754
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	295	27,558	20,317	7,241
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	295	27,558	21,033	6,525
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	119	11,116	7,705	3,411
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	118	11,023	7,640	3,383
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	113	10,556	7,481	3,075
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	147	13,733	11,132	2,601
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	239	22,327	46,142	(23,815)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	241	22,513	48,139	(25,626)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	308	28,772	60,690	(31,918)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	308	28,773	60,737	(31,964)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	597	$55,770	$116,305	$(60,535)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,194	111,541	236,998	(125,457)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	289	26,997	49,119	(22,122)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	128	11,957	25,304	(13,347)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	155	14,480	29,469	(14,989)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	308	28,772	61,606	(32,834)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(837)	(460)	(377)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(837)	(368)	(469)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13	(3,627)	(1,571)	(2,056)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14	(3,906)	(1,608)	(2,298)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(4,184)	(1,872)	(2,312)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(4,185)	(1,813)	(2,372)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	19	(5,301)	(2,072)	(3,229)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	21	(5,858)	(2,538)	(3,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,601)	(4,052)	(6,549)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	132	$(36,824)	$(10,196)	$(26,628)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	168	(46,866)	(13,252)	(33,614)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	209	(58,304)	(11,856)	(46,448)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	859	(239,910)	(56,635)	(183,275)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	445	(124,139)	(30,408)	(93,731)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	160	(44,635)	(23,427)	(21,208)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	58	(16,180)	(7,085)	(9,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	186	(51,888)	(29,373)	(22,515)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	133	(37,102)	(20,705)	(16,397)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40	(11,159)	(4,862)	(6,297)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	139	(38,776)	(16,380)	(22,396)

						$(257,763)	$593,440	$(851,203)

* Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $48,107,632 or 19.9% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$142,431	$141,368	0.06%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	297,112	292,709	0.12%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	18,463	18,109	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	502,158	480,251	0.20%

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(f)	IO - Interest Only.
(g)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $530,524 and gross unrealized depreciation of investments was $(2,174,201), resulting in net unrealized depreciation of $(1,643,677).

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$133,182,827	$—	$133,182,827
Asset-Backed Securities	—	19,121,001	—	19,121,001
Corporates - Investment Grade	—	17,103,001	—	17,103,001
Commercial Mortgage-Backed Securities	—	15,119,078	452,186	15,571,264
Inflation-Linked Securities	—	11,815,855	—	11,815,855
Collateralized Mortgage Obligations	—	11,442,882	—	11,442,882
Collateralized Loan Obligations	—	4,566,564	—	4,566,564
Agencies	—	4,045,147	—	4,045,147
Mortgage Pass-Throughs	—	2,145,230	—	2,145,230
Local Governments - US Municipal Bonds	—	1,714,954	—	1,714,954
Quasi-Sovereigns	—	530,598	—	530,598
Short-Term Investments	—	7,186,487	—	7,186,487

Total Investments in Securities	—	227,973,624	452,186	228,425,810
Other Financial Instruments(a):
Assets:
Futures	37,538	—	—	37,538
Credit Default Swaps	—	487,356	—	487,356
Liabilities:
Futures	(95,547)	—	—	(95,547)
Centrally Cleared Interest Rate Swaps	—	(22,464)	—	(22,464)
Credit Default Swaps	—	(745,119)	—	(745,119)

Total	$(58,009)	$227,693,397	$452,186	$228,087,574

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.